EQUITY (Narrative) (Details)	1 Months Ended					12 Months Ended
	Nov. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 Share ₪ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 11,033,000	$ 11,427,000
Share issue related cost			$ 700,000			669,000	0		$ 762,000
Gross proceeds						$ 16,357,000	$ 14,089,000		$ 14,359,000
Remaining authorized unissued ordinary shares | shares											53,100,000
Option outstanding | Share											141,634,245	150,429,825
Weighted average contractual life						7 years 7 months 6 days	8 years 2 months 12 days
Risk-free interest rate (%)						4.00%	4.00%		4.00%
Average standard deviation						73.00%	69.00%		67.00%
Remaining unrecognized deferred compensation expense						$ 850,000
Compensation cost						$ 2,811,000	$ 3,742,000		$ 3,475,000
ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares			$ 85.44
Share issue related cost			$ 900,000
Gross proceeds			$ 14,600,000
Ordinary shares, issued | shares			170,728
Recognized as equity			$ 12,000,000
H C Wainwright And Co Llc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds					$ 200,000		6,000,000
Sale of stock | shares					194,656
Aggregate offering price					$ 25,000,000
Percentage of commission on sales agreement					3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares											142,559,280
Option vested						10,371,510
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share								10,482,277			4,010,670	12,219,465
Weighted average exercise price outstanding | ₪ / shares								₪ 0.1		₪ 0.1		₪ 0.1
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 21.85	$ 32		$ 44
Amount allocated to warrant	$ 27,000,000,000	$ 642,000,000,000		$ 800,000
Change in fair value	$ 2,721,000,000,000	$ 6,250,000,000,000		$ 9,100,000		$ 478,000	$ 11,905,000
Risk-free interest rate (%)	4.19%	4.21%		3.62%		4.27%
Average standard deviation	84.50%	84.70%		82.50%		89.61%
Aggregate offering price	$ 9,000,000	$ 6,000,000
Registered direct offerings sales | shares	308,749	187,500		340,909
Warrants expiration period		five years		five years
Exercise price of warrants | $ / shares		$ 32		$ 46
Proceeds from warrant issue, net	$ 8,900,000	$ 5,400,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 5,571,000
Fair value of the warrants											$ 679,000
Risk-free interest rate (%)						4.33%
Average standard deviation						89.10%
Warrantt [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 745,000
Risk-free interest rate (%)						4.33%
Average standard deviation						85.50%
Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 0.004
Change in fair value						$ 125,034
Warrants expiration period	four years
Changes In Fair Value Recorded As A Non-operating Income						$ 1,976,000
Beneficially Own In Excess	4.99%
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares								3,495,270
Weighted average exercise price | ₪ / shares								₪ 1.81
Option vested and exercised						The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | Share											925,035
Weighted average contractual life						3 years 7 months 6 days
Weighted average exercise price outstanding | ₪ / shares										₪ 1.69
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares	205,893	187,500		340,909
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant				$ 400,000
Aggregate offering price				$ 15,000,000
Warrants issued to purchase shares | shares				17,045
Warrants expiration period				five years
Exercise price of warrants | $ / shares				$ 55
Proceeds from warrant issue, net				$ 13,500,000
Highbridge Capital Management Llc [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 21.86
Registered direct offerings sales | shares	103,037
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants											$ 1,691,000
Warrants issued to purchase shares | shares						63,636